UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Merlyn.AI SectorSurfer Momentum ETF

Merlyn.AI Best-of-Breed Core Momentum ETF

Annual Report

September 30, 2022

MERLYN.AI ETFs

TABLE OF CONTENTS

Page
Letter to Shareholders	1 – 5
Performance Summary and Portfolio Allocation	6 – 13
Index Overview	14 – 15
Schedule of Investments	16 – 19
Statements of Assets and Liabilities	20 – 21
Statements of Operations	22 – 23
Statements of Changes in Net Assets	24 – 25
Financial Highlights	26
Notes to Financial Statements	27 – 36
Report of Independent Registered Public Accounting Firm	37 – 38
Expense Example	39
Liquidity Risk Management Program	40
Federal Tax Information	41
Management of the Fund	42 – 43
Board Review and Approval of Advisory Contracts	44 – 45
Information About Portfolio Holdings	46
Information About Proxy Voting	46
Privacy Policy	46

i

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2022

Empower Investors Through Education | Affordable Alpha

Dear Merlyn.AI ETF Shareholders,

Thank you for your investment in the Merlyn.AI Bull-Rider Bear-Fighter ETF (“WIZ”), the Merlyn.AI Tactical Growth and Income ETF (“SNUG”), the Merlyn.AI SectorSurfer Momentum ETF (“DUDE”), and the Merlyn.AI Best-of-Breed Core Momentum ETF (“BOB”), each a “Fund” and collectively referred to as the “Funds.” The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2022 (“FY 2022”). Each Fund’s current objective is to track the total return performance, before fees and expenses, of its index. Each Fund’s index is based on a proprietary methodology developed by Sumgrowth Strategies, LLC and licensed to Merlyn.AI Corporation (“MAI”). MAI has licensed the indices to Empowered Funds, LLC, the Funds’ investment adviser (the “Adviser”).

WIZ is structured as a “fund of funds” exchange traded fund (“ETF”) that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. In addition, trend-rules are also applied, which are generally assessed no more than monthly. WIZ seeks to track the MAI Bull-Rider Bear-Fighter Index. The Fund, through its index, generally targets an 80% allocation to stocks and 20% allocation bonds and bond equivalents in bull markets.

SNUG is structured as a “fund of funds” ETF that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. In addition, trend-rules are also applied, which are generally assessed no more than monthly. SNUG seeks to track the MAI Tactical Growth and Income Index. The Fund, through its index, generally targets an 30% allocation to stocks and 70% allocation bonds and bond equivalents in bull markets.

DUDE is structured as a “fund of funds” exchange traded fund (“ETF”) that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. DUDE seeks to track the MAI SectorSurfer Momentum Index. The Fund, through its index, generally targets a 100% allocation to stocks and stock equivalents in bull markets.

BOB is structured as a “fund of funds” ETF that seeks to invest in ETFs demonstrating momentum leadership across a variety of investment categories. BOB seeks to track the MAI Best-of-Breed Core Momentum Index. The Fund, through its index, generally targets a 100% allocation to stocks and stock equivalents in bull markets.

The investment strategies and approaches used in managing the Funds are built upon the same premise: to leverage a proprietary index using artificial intelligence methodologies to seek to identify momentum leaders in the market. Each Fund screens US-traded ETFs for inclusion in the index. Each Fund generally holds shares in three to eight ETFs and, while it is considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

The primary headline for FY 2022 was a shift in the market from being a growth-driven market to a value-driven market, much of which was tied to a dramatic change in inflation expectations and interest rates. The Funds tracked the indices’ signals monthly throughout the year. WIZ, SNUG, and BOB underperformed their respective benchmarks for the year, while DUDE slightly outperformed its benchmark.

The individual Fund performance drivers during the most recent fiscal year/period are outlined below:

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

WIZ

For FY 2022, WIZ was down 18.12% at its market price and down 18.10% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was the VanEck Semiconductor ETF, which was up 11.56%. The second-best performing security was the First Trust NASDAQ-100-Technology Sector Index Fund, which was up 10.75% for the period. The third best performing security for the period was the Schwab U.S. Large-Cap Growth ETF, which was up 9.11% for the period.

The worst performing security in the Fund’s portfolio during the period was the Invesco DWA SmallCap Momentum ETF, which was down 11.95%. The second worst performing security was the SPDR S&P Homebuilders ETF, which was down 11.68% for the period. The third worst performing security was the iShares MSCI Indonesia ETF, which was down 11.53% for the period.

For FY 2022, WIZ underperformed its benchmark of 80% U.S. Stocks and 20% Bonds1, which was down 17.29%.

WIZ distributed income to shareholders on an annual basis.

SNUG

For FY 2022, SNUG was down 15.98% at its market price and down 15.75% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was the iShares U.S. Technology ETF, which was up 8.98%. The second-best performing security was the iShares Gold Trust, which was up 8.71% for the period. The third best performing security for the period was SPDR Gold Shares, which was up 8.67% for the period.

The worst performing security in the Fund’s portfolio during the period was the iShares Russell Top 200 Growth ETF, which was down 14.94%. The second worst performing security was the iShares 20+ Year Treasury Bond ETF, which was down 10.66% for the period. The third worst performing security was the Vanguard Long-Term Treasury ETF, which was down 10.03% for the period.

For FY 2022, SNUG underperformed its benchmark of 30% U.S. stocks and 70% Bonds2, which was down 15.62%.

SNUG distributed income to shareholders on an annual basis.

DUDE

For FY 2022, DUDE was down 18.01% at its market price and down 18.15% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was the Invesco S&P 500 Equal Weight Energy ETF, which was up 9.53%. The second-best performing security was the iShares Gold Trust, which was up 8.71% for the period. The third best performing security for the period was SPDR Gold Shares, which was up 8.67% for the period.

[1]	80% Solactive GBS United States 1000 NTR Index and 20% Solactive US Aggregate Bond Index
[2]	30% Solactive GBS United States 1000 NTR Index and 70% Solactive US Aggregate Bond Index

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

The worst performing security in the Fund’s portfolio during the period was the Invesco S&P Equal Weight Materials ETF, which was down 16.72%. The second worst performing security was the iShares Global Tech ETF, which was down 13.95% for the period. The third worst performing security was the SPDR S&P Homebuilders ETF, which was down 11.68% for the period.

For FY 2022, DUDE outperformed its benchmark of 65% U.S. stocks, 10% Developed market stocks, 5% Emerging market stocks, and 20% Bonds3, which was down 18.45%.

DUDE distributed income to shareholders on an annual basis.

BOB

For FY 2022, BOB was down 18.92% at its market price and down 18.79% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was the Energy Select Sector SPDR Fund, which was up 8.75%. The second-best performing security was the iShares Gold Trust, which was 8.71% for the period. The third best performing security for the period was SPDR Gold Shares, which was up 8.67% for the period.

The worst performing security in the Fund’s portfolio during the period was the iShares S&P 500 Growth ETF, which was down 13.87%. The second worst performing security was the SPDR S&P MidCap 400 ETF Trust, which was down 12.37% for the period. The third worst performing security was Financial Select Sector SPDR Fund, which was down 11.75% for the period.

For FY 2022, BOB underperformed its benchmark of 72.5% U.S. stocks, 5% Developed market stocks, 2.5% Emerging market stocks, and 20% Bonds4, which was down 17.87%.

BOB distributed income to shareholders on an annual basis.

Please note, returns of the best/worst performers cited above reflect the returns of the securities during the time period held by the Funds, not necessarily for the entire fiscal period.

We appreciate your continued investment in the Funds.

Sincerely,

/s/ Wesley R. Gray

Wesley R. Gray Ph.D.
Chief Executive Officer

[3]	65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index.
[4]	72.5% Solactive GBS United States 1000 NTR Index, 5% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 2.5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because WIZ and SNUG are non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Fund of Funds Risk. WIZ and SNUG primarily invests in other funds and its performance largely depends on the investment performance of those underlying ETFs. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

MERLYN.AI ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2022

INDICES

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

The MAI Bull-Rider Bear-Fighter Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 80/20 stocks / bonds portfolio. In addition, the Index may, from time to time, use hedging strategies.

The MAI Tactical Growth and Income Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a traditional 30/70 stocks / bonds portfolio. In addition, the Index may, from time to time, use hedging strategies.

The MAI Sectorsurfer Momentum Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a 100% equity portfolio. In addition, the Index may, from time to time, use hedging strategies.

The MAI Best-of-Breed Core Momentum Index is composed primarily of US-domiciled ETFs, which invest in a variety of securities, sectors, and geographic locations. The Index seeks momentum leaders while generally deploying a 100% equity portfolio. In addition, the Index may, from time to time, use hedging strategies. The index exclusively holds giga-cap ETFs (those having AUM in excess of $10Bn when selected).

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 19 East Eagle Road | Havertown, PA 19083 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

MERLYN.AI ETFs

Merlyn.AI Bull-Rider Bear-Fighter ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(October 16, 2019)
Merlyn.AI Bull-Rider Bear-Fighter ETF	(18.10%)	4.82%
Merlyn.AI Bull-Rider Bear-Fighter ETF Index	(17.74%)	5.61%
80% U.S. Stocks, 20% Bonds-Solactive[1]	(17.29%)	5.46%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on October 16, 2019. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	80% Solactive GBS United States 1000 Index NTR (Net Total Return) and 20% Solactive US Aggregate Bond Index

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Merlyn.AI Bull-Rider Bear-Fighter ETF

Sector[1]	% Net Assets
Investment Companies	99.9%
Other[2]	0.1%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

MERLYN.AI ETFs

Merlyn.AI Tactical Growth and Income ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(February 24, 2020)
Merlyn.AI Tactical Growth and Income ETF	(15.75%)	(1.21%)
Merlyn.AI Tactical Growth and Income ETF Index	(16.16%)	(1.49%)
30% U.S. Stocks, 70% Bonds-Solactive¹	(15.62%)	(1.48%)

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on February 24, 2020. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	30% Solactive GBS United States 1000 Index NTR (Net Total Return) and 70% Solactive US Aggregate Bond Index

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Merlyn.AI Tactical Growth and Income ETF

Sector[1]	% Net Assets
Investment Companies	99.7%
Other[2]	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

MERLYN.AI ETFs

Merlyn.AI SectorSurfer Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(December 29, 2020)
Merlyn.AI SectorSurfer Momentum ETF	(18.15%)	(6.85%)
Merlyn.AI SectorSurfer Momentum ETF Index	(18.08%)	(6.91%)
20% Solactive Agg Bond, 65% GBS US, 10% Developed, 5% Emerging Markets-Solactive[1]	(18.45%)	(5.68%)

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on December 29, 2020. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	20% Solactive U.S. Aggregate Bond Index, 65% Solactive GBS United States 1000 Index, 10% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index, 5% Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (Net Total Return)

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Merlyn.AI SectorSurfer Momentum ETF

Sector[1]	% Net Assets
Investment Companies	99.6%
Other[2]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

MERLYN.AI ETFs

Merlyn.AI Best-of-Breed Core Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(January 12, 2021)
Merlyn.AI Best-of-Breed Core Momentum ETF	(18.79%)	(10.57%)
Merlyn.AI Best-of-Breed Core Momentum ETF Index	(18.81%)	(10.40%)
20% Solactive Agg Bond, 72.5% GBS US, 5% Developed, 2.5% Emerging Markets-Solactive[1]	(17.87%)	(6.02%)

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on January 12, 2021.Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

1.	20% Solactive U.S. Aggregate Bond Index, 72.5% Solactive GBS United States 1000 Index, 5% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index, 2.5% Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (Net Total Return)

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments

As of September 30, 2022 (Unaudited)

Merlyn.AI Best-of-Breed Core Momentum ETF

Sector[1]	% Net Assets
Investment Companies	99.8%
Other[2]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

MERLYN.AI ETFs

INDEX OVERVIEW

SEPTEMBER 30, 2022 (UNAUDITED)

Merlyn.AI Bull-Rider Bear-Fighter ETF Index

The Merlyn.AI Bull-Rider Bear-Fighter Index uses a proprietary market risk indicator (the Bull/Bear Indicator) that seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price trend, market momentum, and value sentiment. In addition, when in a Bear market, the Bull/Bear Indicator assesses whether a particularly sharp rebound follows a recent market decline, in which case the Bull indicator is triggered. Price-trend indicates the degree to which U.S. market securities prices are trending higher or lower. Market momentum indicates the volume-adjusted, price trend of U.S. equity market securities to assess investor conviction. Value sentiment indicates the recent proportion of U.S. equity market securities making 52-week highs against those making 52-week lows. The Index generally seeks to replicate an 80% equity / 20% bond portfolio in bull markets.

Merlyn.AI Tactical Growth and Income ETF Index

The Merlyn.AI Tactical Growth and Income ETF Index uses a proprietary market risk indicator (the Bull/Bear Indicator) that seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment. In addition, when in a Bear market, the Bull/Bear Indicator assesses whether a particularly sharp rebound follows a recent market decline, in which case the Bull indicator is triggered. Price-trend indicates the degree to which U.S. market securities prices are trending higher or lower. Market momentum indicates the volume-adjusted, price-trend of U.S. equity market securities to assess investor conviction. Value sentiment indicates the recent proportion of U.S. equity market securities making 52-week highs against those making 52-week lows. The Index generally seeks to replicate an 30% equity / 70% bond portfolio in bull markets.

Merlyn.AI SectorSurfer Momentum Index

The Merlyn.AI SectorSurfer Momentum Index seeks to determine whether U.S. Equity Markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a Bear Market indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case maybe, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time. The Index generally seeks to replicate a 100% equity portfolio in bull markets.

Merlyn.AI Best-of-Breed Core Momentum Index

The Merlyn.AI Best-of Breed Core Momentum Index seeks to determine whether U.S. Equity Markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a Bear Market indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case maybe, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time. The Index generally seeks to replicate a 100% equity portfolio using high AUM ETFs exclusively in bull markets.

Solactive GBS United States 1000 Index

The Solactive GBS United States 1000 Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

MERLYN.AI ETFs

INDEX OVERVIEW (CONTINUED)

SEPTEMBER 30, 2022 (UNAUDITED)

Solactive U.S. Aggregate Bond Index

The Solactive US Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The index includes instruments of the following indices: Solactive MBS USD Index, Solactive Agency Bond USD Index, Solactive Developed Government USD Bond Index, Solactive Development Bank Bond USD TR Index, Solactive Select USD Investment Grade Corporate TR Index, and Solactive US Treasury Bond Index.

Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is part of the Solactive Global Benchmark Series. The index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 99.9%
33,358	iShares 20+ Year Treasury Bond ETF	$3,417,527
55,068	iShares 7-10 Year Treasury Bond ETF	5,285,977
53,815	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	2,862,915
353,987	SPDR Portfolio Long Term Treasury ETF	10,492,175
158,125	SPDR Portfolio TIPS ETF	4,010,050
138,917	Vanguard Long-Term Treasury ETF	8,743,436
	TOTAL INVESTMENT COMPANIES (Cost $37,370,372)	34,812,080

MONEY MARKET FUNDS - 0.2%
82,628	First American Government Obligations Fund - Class X, 2.77% (a)	82,628
	TOTAL MONEY MARKET FUNDS (Cost $82,628)	82,628

	TOTAL INVESTMENTS (Cost $37,453,000) - 100.1%	34,894,708
	Other Liabilities in Excess of Assets - (0.1%)	(25,048)
	TOTAL NET ASSETS - 100.0%	$34,869,660

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 99.7%
4,334	iShares 20+ Year Treasury Bond ETF	$444,018
12,877	iShares TIPS Bond ETF	1,350,797
28,191	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	1,499,739
75,423	SPDR Bloomberg 1-10 Year TIPS ETF	1,373,453
15,015	SPDR Portfolio Long Term Treasury ETF	445,045
82,726	SPDR Portfolio TIPS ETF	2,097,931
28,520	Vanguard Long-Term Treasury ETF	1,795,049
	TOTAL INVESTMENT COMPANIES (Cost $9,842,039)	9,006,032

MONEY MARKET FUNDS - 0.4%
38,526	First American Government Obligations Fund - Class X, 2.77% (a)	38,526
	TOTAL MONEY MARKET FUNDS (Cost $38,526)	38,526

	TOTAL INVESTMENTS (Cost $9,880,565) - 100.1%	9,044,558
	Other Liabilities in Excess of Assets - (0.1%)	(4,604)
	TOTAL NET ASSETS - 100.0%	$9,039,954

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 99.6%
86,031	iShares 10-20 Year Treasury Bond ETF	$9,373,077
120,841	iShares 20+ Year Treasury Bond ETF	12,380,160
627,656	SPDR Portfolio Long Term Treasury ETF	18,603,724
345,089	Vanguard Long-Term Treasury ETF	21,719,902
	TOTAL INVESTMENT COMPANIES (Cost $66,676,326)	62,076,863

MONEY MARKET FUNDS - 0.5%
290,660	First American Government Obligations Fund - Class X, 2.77% (a)	290,660
	TOTAL MONEY MARKET FUNDS (Cost $290,660)	290,660

	TOTAL INVESTMENTS (Cost $66,966,986) - 100.1%	62,367,523
	Other Liabilities in Excess of Assets - (0.1%)	(77,902)
	TOTAL NET ASSETS - 100.0%	$62,289,621

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI Best-of-Breed Core Momentum ETF
Schedule of Investments
September 30, 2022

Shares		Value
INVESTMENT COMPANIES - 99.8%
25,709	iShares 20+ Year Treasury Bond ETF	$2,633,887
24,888	iShares TIPS Bond ETF	2,610,751
34,674	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	1,844,629
13,843	SPDR Portfolio TIPS ETF	351,059
	TOTAL INVESTMENT COMPANIES (Cost $8,077,125)	7,440,326

MONEY MARKET FUNDS - 0.3%
23,412	First American Government Obligations Fund - Class X, 2.77% (a)	23,412
	TOTAL MONEY MARKET FUNDS (Cost $23,412)	23,412

	TOTAL INVESTMENTS (Cost $8,100,537) - 100.1%	7,463,738
	Other Liabilities in Excess of Assets - (0.1%)	(5,284)
	TOTAL NET ASSETS - 100.0%	$7,458,454

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2022

	Merlyn.AI Bull-Rider Bear- Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Assets:
Investments in securities, at value	$34,894,708	$9,044,558
Securities lending income receivable (Note 4)	3,769	1,276
Dividends and interest receivable	238	86
Total assets	34,898,715	9,045,920
Liabilities:
Accrued investment advisory fees	29,055	5,966
Total liabilities	29,055	5,966
Net Assets	$34,869,660	$9,039,954

Net Assets Consist of:
Capital stock	$72,398,759	$15,341,877
Total distributable earnings (accumulated deficit)	(37,529,099)	(6,301,923)
Net Assets:	$34,869,660	$9,039,954

Calculation of Net Asset Value Per Share:
Net Assets	$34,869,660	$9,039,954
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,230,000	390,000
Net Asset Value per Share	$28.35	$23.18

Cost of Investments in Securities	$37,453,000	$9,880,565

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

September 30, 2022

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of- Breed Core Momentum ETF
Assets:
Investments in securities, at value	$62,367,523	$7,463,738
Dividends and interest receivable	1,194	81
Securities lending income receivable (Note 4)	80	244
Total assets	62,368,797	7,464,063
Liabilities:
Accrued investment advisory fees	79,176	5,609
Total liabilities	79,176	5,609
Net Assets	$62,289,621	$7,458,454

Net Assets Consist of:
Capital stock	$120,060,041	$11,487,018
Total distributable earnings (accumulated deficit)	(57,770,420)	(4,028,564)
Net Assets:	$62,289,621	$7,458,454

Calculation of Net Asset Value Per Share:
Net Assets	$62,289,621	$7,458,454
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,830,000	370,000
Net Asset Value per Share	$22.01	$20.16

Cost of Investments in Securities	$66,966,986	$8,100,537

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

	Merlyn.AI Bull-Rider Bear- Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Investment Income:
Dividend income	$1,365,382	$863,349
Securities lending income	53,889	15,085
Interest income	978	376
Total investment income	1,420,249	878,810

Expenses:
Investment advisory fees	552,944	161,464
Total expenses	552,944	161,464

Net investment income	867,305	717,346

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(11,915,254)	(3,147,783)
	(11,915,254)	(3,147,783)
Net change in unrealized appreciation (depreciation) on:
Investments	833,008	(804,900)
	833,008	(804,900)
Net realized and unrealized loss on investments:	(11,082,246)	(3,952,683)
Net Decrease in Net Assets Resulting from Operations	$(10,214,941)	$(3,235,337)

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended September 30, 2022

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of- Breed Core Momentum ETF
Investment Income:
Dividend income	$3,752,720	$333,510
Securities lending income	73,861	1,651
Interest income	3,347	280
Total investment income	3,829,928	335,441

Expenses:
Investment advisory fees	1,992,610	105,757
Less: Reimbursement of expenses from Advisor (Note 3)	(637,635)	(16,629)
Total expenses	1,354,975	89,128

Net investment income	2,474,953	246,313

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(38,166,505)	(2,966,949)
	(38,166,505)	(2,966,949)
Net change in unrealized appreciation on:
Investments	3,138,671	165,448
	3,138,671	165,448
Net realized and unrealized loss on investments:	(35,027,834)	(2,801,501)
Net Decrease in Net Assets Resulting from Operations	$(32,552,881)	$(2,555,188)

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI Tactical Growth and Income ETF
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$867,305	$705,299	$717,346	$625,098
Net realized gain (loss) on investments	(11,915,254)	12,554,553	(3,147,783)	1,248,770
Net change in unrealized appreciation (depreciation) on investments	833,008	(3,393,361)	(804,900)	131,500
Net increase (decrease) in net assets resulting from operations	(10,214,941)	9,866,491	(3,235,337)	2,005,368

Distributions to Shareholders:
Net investment income	(222,346)	(677,998)	(186,594)	(627,828)
Total distributions	(222,346)	(677,998)	(186,594)	(627,828)

Capital Share Transactions:
Proceeds from shares sold	209,623,578	558,220,217	39,794,078	73,233,081
Payments for shares redeemed	(242,088,252)	(556,524,775)	(50,066,936)	(70,297,370)
Net increase (decrease) in net assets derived from net change in capital share transactions	(32,464,674)	1,695,442	(10,272,858)	2,935,711
Net Increase (Decrease) in Net Assets	(42,901,961)	10,883,935	(13,694,789)	4,313,251
Net Assets:
Beginning of year	77,771,621	66,887,686	22,734,743	18,421,492
End of year	$34,869,660	$77,771,621	$9,039,954	$22,734,743

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,240,000	2,100,000	820,000	700,000
Shares sold	5,910,000	16,250,000	1,450,000	2,660,000
Shares repurchased	(6,920,000)	(16,110,000)	(1,880,000)	(2,540,000)
Shares outstanding, end of year	1,230,000	2,240,000	390,000	820,000

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Merlyn.AI SectorSurfer Momentum ETF		Merlyn.AI Best-of-Breed Core Momentum ETF
	Year Ended September 30, 2022	Period Ended September 30, 2021⁽¹⁾	Year Ended September 30, 2022	Period Ended September 30, 2021⁽²⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,474,953	$8,170	$246,313	$28,031
Net realized gain (loss) on investments	(38,166,505)	10,865,828	(2,966,949)	1,144,203
Net change in unrealized appreciation (depreciation) on investments	3,138,671	(7,738,134)	165,448	(802,247)
Net increase (decrease) in net assets resulting from operations	(32,552,881)	3,135,864	(2,555,188)	369,987

Distributions to Shareholders:
Net investment income	(518,953)	-	(59,030)	(16,547)
Net realized gain	-	-	(236,338)	-
Total distributions	(518,953)	-	(295,368)	(16,547)

Capital Share Transactions:
Proceeds from shares sold	442,754,247	711,642,872	40,337,624	62,373,198
Payments for shares redeemed	(512,180,268)	(549,991,260)	(42,971,849)	(49,783,403)
Net increase (decrease) in net assets derived from net change in capital share transactions	(69,426,021)	161,651,612	(2,634,225)	12,589,795
Net Increase (Decrease) in Net Assets	(102,497,855)	164,787,476	(5,484,781)	12,943,235
Net Assets:
Beginning of year	164,787,476	-	12,943,235	-
End of year	$62,289,621	$164,787,476	$7,458,454	$12,943,235

Changes in Shares Outstanding
Shares outstanding, beginning of year	6,110,000	-	510,000	-
Shares sold	16,180,000	25,890,000	1,550,000	2,430,000
Shares repurchased	(19,460,000)	(19,780,000)	(1,690,000)	(1,920,000)
Shares outstanding, end of year	2,830,000	6,110,000	370,000	510,000

(1)	The Fund commenced operations on December 30, 2020.
(2)	The Fund commenced operations on January 13, 2021.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

FINANCIAL HIGHLIGHTS

For the Year Ended September 30, 2022

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains/(Losses) on Investments	Net Increase/ (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(6)	Gross Expenses(3)(6)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF
Year Ended September 30, 2022	$34.72	0.51	(6.77)	(6.26)	(0.11)	-	(0.11)	$28.35	(18.10%)	$34,870	0.95%	0.95%	1.49%	619%
Year Ended September 30, 2021	$31.85	0.26	2.83	3.09	(0.22)	-	(0.22)	$34.72	9.72%	$77,772	0.93%	0.95%	0.77%	398%
October 17, 2019(7) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	-	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%

Merlyn.AI Tactical Growth and Income ETF
Year Ended September 30, 2022	$27.73	0.89	(5.23)	(4.34)	(0.21)	-	(0.21)	$23.18	(15.75%)	$9,040	0.75%	0.75%	3.33%	664%
Year Ended September 30, 2021	$26.32	0.73	1.40	2.13	(0.72)	-	(0.72)	$27.73	8.11%	$22,735	0.65%	0.75%	2.65%	323%
February 25, 2020(7) to September 30, 2020	$25.00	0.21	1.36	1.57	(0.25)	-	(0.25)	$26.32	6.36%	$18,421	0.55%	0.75%	1.38%	182%

Merlyn.AI SectorSurfer Momentum ETF
Year Ended September 30, 2022	$26.97	0.41	(5.28)	(4.87)	(0.09)	-	(0.09)	$22.01	(18.15%)	$62,290	0.85%	1.25%	1.55%	668%
December 30, 2020(7) to September 30, 2021	$25.00	-	1.97	1.97	-	-	-	$26.97	7.88%	$164,787	0.85%	1.25%	0.01%	174%

Merlyn.AI Best-of-Breed Core Momentum ETF
Year Ended September 30, 2022	$25.38	0.49	(5.10)	(4.61)	(0.12)	(0.49)	(0.61)	$20.16	(18.79%)	$7,458	0.72%	0.85%	1.98%	539%
January 13, 2021(7) to September 30, 2021	$25.00	0.06	0.35	0.41	(0.03)	-	(0.03)	$25.38	1.66%	$12,943	0.70%	0.85%	0.31%	193%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(7)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2022

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and Merlyn.AI Best-of-Breed Core Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF Merlyn.AI SectorSurfer Momentum ETF Merlyn.AI Best-of-Breed Core Momentum ETF	Meryln.AI Tactical Growth and Income Index Meryln.AI SectorSurfer Momentum Index Merlyn.AI Best-of-Breed Core Momentum Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI Tactical Growth and Income ETF commenced operations on February 25, 2020. Merlyn.AI SectorSurfer Momentum ETF commenced operations on December 30, 2020. Merlyn.AI Best-of-Breed Core Momentum ETF commenced operations on January 13, 2021. Each Fund manages to its respective index. A short description of each index is as follows:

Each Index is based on proprietary methodologies developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, the Funds’ index provider. Each Index uses proprietary market risk indicators (the Bull/Bear Indicator) that seek to determine whether U.S. equity markets appear to in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF are listed and traded on The Nasdaq Stock Market. Shares of Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum ETF are listed and traded on Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Merlyn.AI Bull Rider Bear-Fighter, Meryln.AI Tactical Growth and Income, Merlyn.AI SectorSurfer, and Merlyn.AI Best-of-Breed Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.”

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2022, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$34,812,080	$-	$-	$34,812,080
Money Market Funds	82,628	-	-	82,628
Total Investments in Securities	$34,894,708	$-	$-	$34,894,708

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$9,006,032	$-	$-	$9,006,032
Money Market Funds	38,526	-	-	38,526
Total Investments in Securities	$9,044,558	$-	$-	$9,044,558

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$62,076,863	$-	$-	$62,076,863
Money Market Funds	290,660	-	-	290,660
Total Investments in Securities	$62,367,523	$-	$-	$62,367,523

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$7,440,326	$-	$-	$7,440,326
Money Market Funds	23,412	-	-	23,412
Total Investments in Securities	$7,463,738	$-	$-	$7,463,738

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

The Funds’ investment strategies may from time-to-time result in higher turnover rates. This may increase the Funds’ brokerage commission costs, which could negatively impact the performance of the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2022, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal year ended September 30, 2022, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2022 the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Merlyn.AI Bull-Rider Bear-Fighter ETF	$-	$(7,337,733)	$7,337,733
Merlyn.AI Tactical Growth and Income ETF	-	(1,316,398)	1,316,398
Merlyn.AI SectorSurfer Momentum ETF	(8,170)	(9,786,204)	9,794,374
Merlyn.AI Best-of-Breed Core Momentum ETF	(1)	(623,581)	623,582

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on October 1, 2021, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF. A description of the Board’s consideration was included in this annual report dated September 30, 2022.

At a Board meeting held on December 14, 2020, the Board of Trustees of the Trust including each Independent Trustee, approved the Advisory Agreement for the Merlyn.AI SectorSurfer Momentum ETF and the Merlyn.AI Best-of-Breed Core Momentum ETF for an initial two-year term.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI Tactical Growth and Income ETF	0.75%
Merlyn.AI SectorSurfer Momentum ETF	0.85%
Merlyn.AI Best-of-Breed Core Momentum ETF	0.85%

Per a fee waiver agreement, the Adviser has agreed to waive up to 0.40% of the Merlyn.AI SectorSurfer Momentum ETF advisory fee and up to 0.10% of the Merlyn.AI Best-of-Breed Core Momentum ETF advisory fee, which are calculated based on each Fund’s average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Parties. Each fee waiver will remain in effect until at least January 30, 2023. This waiver agreement may be terminated only by agreement of the Adviser and the Fund’s Board of Trustees. The fees waived are not subject to recoupment.

During a part of the reporting period, per a fee waiver agreement, the Adviser agreed to waive up to 0.35% of Merlyn.AI Best-of-Breed Core Momentum ETF advisory fee. The waiver for this Fund was reduced to 0.10% on October 5, 2021.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal year, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the Funds did not have any securities on loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	$53,889
Merlyn.AI Tactical Growth and Income ETF	15,085
Merlyn.AI SectorSurfer Momentum ETF	73,861
Merlyn.AI Best-of-Breed Core Momentum ETF	1,651

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2022, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$548,829,717	$355,666,059
Merlyn.AI Tactical Growth and Income ETF	172,891,010	139,782,857
Merlyn.AI SectorSurfer Momentum ETF	1,362,839,804	1,021,165,367
Merlyn.AI Best-of-Breed Core Momentum ETF	100,076,483	66,276,193

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

For the fiscal year ended September 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$16,349,443	$241,081,182
Merlyn.AI Tactical Growth and Income ETF	7,006,372	49,809,333
Merlyn.AI SectorSurfer Momentum ETF	102,093,532	510,500,132
Merlyn.AI Best-of-Breed Core Momentum ETF	6,051,192	42,516,869

For the fiscal year ended September 30, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$7,121,095	$216,638
Merlyn.AI Tactical Growth and Income ETF	1,069,963	246,434
Merlyn.AI SectorSurfer Momentum ETF	9,795,335	-
Merlyn.AI Best-of-Breed Core Momentum ETF	623,582	-

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2022 were as follows:

	Merlyn.AI Bull-Rider Bear- Fighter ETF	Merlyn.AI Tactical Growth and Income ETF	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of- Breed Core Momentum ETF
Tax cost of Investments	$37,453,000	$9,891,038	$66,966,986	$8,100,537
Gross tax unrealized appreciation	-	-	-	-
Gross tax unrealized depreciation	(2,558,292)	(846,480)	(4,599,463)	(636,799)
Net tax unrealized appreciation (depreciation)	(2,558,292)	(846,480)	(4,599,463)	(636,799)
Undistributed ordinary income	693,802	530,752	1,956,000	198,766
Undistributed long-term gain	-	-	-	-
Total distributable earnings	$693,802	$530,752	$1,956,000	$198,766
Other accumulated gain (loss)	$(35,664,609)	$(5,986,195)	$(55,126,957)	$(3,590,531)
Total accumulated gain (loss)	$(37,529,099)	$(6,301,923)	$(57,770,420)	$(4,028,564)

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Funds did not defer any qualified late year losses.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

At September 30, 2022, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(35,664,609)	$-
Merlyn.AI Tactical Growth and Income ETF	(5,986,195)	-
Merlyn.AI SectorSurfer Momentum ETF	(55,126,957)	-
Merlyn.AI Best-of-Breed Core Momentum ETF	(3,590,531)	-

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2021 and fiscal year ended September 30, 2022, were as follows:

	Fiscal Period Ended September 30, 2022	Fiscal Period Ended September 30, 2021
	Ordinary Income	Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$222,346	$677,998
Merlyn.AI Tactical Growth and Income ETF	186,594	627,828
Merlyn.AI SectorSurfer Momentum ETF	518,953	-
Merlyn.AI Best-of-Breed Core Momentum ETF	295,368	16,547

NOTE 8 – OTHER INFORMATION

None of Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ), Merlyn.AI Tactical Growth and Income ETF (Ticker: SNUG), Merlyn.AI SectorSurfer Momentum ETF (Ticker: DUDE), or Merlyn.AI Best-of-Breed Core Momentum ETF (Ticker: BOB) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index, the MAI Tactical Growth and Income Index, the MAI SectorSurfer Momentum Index, or the MAI Best-of-Breed Core Momentum Index (each, an “Index”) or an Index Price at any time or in any other respect. Each Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Indices. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter, Tactical Growth and Income, SectorSurfer, and Best-of-Breed Core Momentum are trademarks of SumGrowth Strategies, LLC.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2022, that materially impacted the amounts or disclosures in the Funds’ financial statements, except as disclosed below.

The Merlyn.AI Tactical Growth and Income ETF and the Merlyn.AI Best of Breed Core Momentum ETF (each a “Fund” and collectively, the “Funds”) will close to investments by shareholders as of the close of regular trading on November 18, 2022 (the “Closing Date”) (except for reinvested dividend or capital gains distributions).

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2022

Each Fund’s assets will be converted to cash or cash equivalents and, as a result, the Funds will no longer pursue their stated investment objective after the close of trading on November 22, 2022 in order to pursue an orderly liquidation.

The Funds will be liquidated on or about November 23, 2022 (the “Liquidation Date”). Shareholders of the Funds may continue to redeem shares of the Funds on or before the Liquidation Date. Any shareholder who has not redeemed shares of the Funds, or exchanged them for shares of other investment series of EA Series Trust (the “Trust”), prior to the Liquidation Date will receive a payment representing the shareholder’s proportionate interest in the net assets of the Funds as of the Liquidation Date. Shareholders remaining in the Funds after the Closing Date may bear increased transaction costs incurred in connection with the disposition of the Funds’ portfolio holdings. Such transaction costs would reduce distributable capital gains, if any.

Exchanges and redemptions will include accrued capital gains and dividends, if any. The redemption, sale or liquidation of Fund shares will be a taxable event on which Shareholders will realize a taxable gain (or loss), to the extent their tax basis in the shares is lower (or higher) than the liquidation proceeds that they receive. If Shareholders own Fund shares in a tax-deferred account, such as an individual retirement account, 401(k) plan or 403(b) account, distribution to the account of the liquidation proceeds will be subject to an age-appropriate distribution code and may be subject to income taxation. Shareholders should consult their tax adviser about their Fund’s liquidation and its tax consequences to them, if any.

MERLYN.AI ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SPICER JEFFRIES LLP

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER,COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (each a series of EA Series Trust, the “Trust” and collectively, the “Funds”) as of September 30, 2022, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Merlyn.AI Bull-Rider Bear-Fighter ETF (“WIZ”)	For the year ended September 30, 2022	For the years ended September 30, 2022 and 2021	For the years ended September 30, 2022, 2021, and period from commencement of operations (October 17, 2019) through September 30, 2020
Merlyn.AI Tactical Growth and Income ETF (“SNUG”)	For the year ended September 30, 2022	For the years ended September 30, 2022 and 2021	For the years ended September 30, 2022, 2021, and period from commencement of operations (February 25, 2020) through September 30, 2020
Merlyn.AI SectorSurfer Momentum ETF (“DUDE”)	For the year ended September 30, 2022	For the year ended September 30, 2022 and period from commencement of operations (December 30, 2020) through September 30, 2021	For the year ended September 30, 2022, and period from commencement of operations (December 30, 2020) through September 30, 2021
Merlyn.AI Best-of-Breed Core Momentum ETF (“BOB”)	For the year ended September 30, 2022	For the year ended September 30, 2022 and period from commencement of operations (January 13, 2021) through September 30, 2021	For the year ended September 30, 2022, and period from commencement of operations (January 13, 2021) through September 30, 2021

MERLYN.AI ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

November 29, 2022

MERLYN.AI ETFs

EXPENSE EXAMPLE

SEPTEMBER 30, 2022 (UNAUDITED)

As a shareholder of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and/or Merlyn.AI Best-of-Breed Core Momentum ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2022 to September 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized	Beginning Account Value	Ending Account Value	Expenses Paid During Period April 1, 2022 to
	Expense Ratio	April 1, 2022	September 30, 2022	September 30, 2022
Merlyn.AI Bull-Rider Bear-Fighter ET1
Actual	0.95%	$1,000.00	$817.90	$4.33
Hypothetical (5% annual return before expenses)	0.95%	1,000.00	1,020.31	4.81
Merlyn.AI Tactical Growth and Income ETF[1]
Actual	0.75%	$1,000.00	$858.00	$3.49
Hypothetical (5% annual return before expenses)	0.75%	1,000.00	1,021.31	3.80
Merlyn.AI SectorSurfer Momentum ETF[1]
Actual	0.85%	$1,000.00	$812.60	$3.86
Hypothetical (5% annual return before expenses)	0.85%	1,000.00	1,020.81	4.31
Merlyn.AI Best-of-Breed Core Momentum ETF[1]
Actual	0.72%	$1,000.00	$780.50	$3.21
Hypothetical (5% annual return before expenses)	0.72%	1,000.00	1,021.46	3.65

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

MERLYN.AI ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 6, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

MERLYN.AI ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	10.81%
Merlyn.AI Tactical Growth and Income ETF	9.93%
Merlyn.AI SectorSurfer Momentum ETF	15.08%
Merlyn.AI Best-of-Breed Core Momentum ETF	21.25%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	26.56%
Merlyn.AI Tactical Growth and Income ETF	22.75%
Merlyn.AI SectorSurfer Momentum ETF	29.60%
Merlyn.AI Best-of-Breed Core Momentum ETF	23.63%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows (unaudited):

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.00%
Merlyn.AI Tactical Growth and Income ETF	0.00%
Merlyn.AI SectorSurfer Momentum ETF	0.00%
Merlyn.AI Best-of-Breed Core Momentum ETF	80.01%

MERLYN.AI ETFs

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	33	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	33	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	33	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	33	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

MERLYN.AI ETFs

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).

MERLYN.AI ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on September 26, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the Merlyn.AI Best-of-Breed Core Momentum ETF, Merlyn.AI SectorSurfer Momentum ETF, Merlyn.AI Bull-Rider Bear-Fighter ETF, and Merlyn.AI Tactical Growth and Income ETF series of the Trust (collectively the “Funds”), and Empowered Funds, LLC (the “Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Funds, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s incremental workload regarding the application of derivatives for hedging signals as needed.

Performance. The Board considered the relative performance information for the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).

For the Merlyn.AI Best-of-Breed Core Momentum ETF (“BOB”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that BOB realized a negative 8% return for the prior one-year period, placing it in the second quartile of performance versus its ETF peers and the third quartile of performance against its mutual fund peers.

For the Merlyn.AI SectorSurfer Momentum ETF (“DUDE”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 14, 2022. It was noted that DUDE realized a negative 8% return for the prior one-year period, placing it in the first (lowest) quartile of performance versus its ETF peers and the fourth (highest) quartile of performance against its mutual fund peers.

For the Merlyn.AI Bull-Rider Bear-Fighter ETF (“WIZ”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that WIZ realized a negative 9% return for the prior one-year period, placing it in the second quartile of performance versus both its and mutual fund peers.

For the Merlyn.AI Tactical Growth and Income ETF (“SNUG”), the Board considered third-party peer group analysis that included performance against both other exchanged-traded funds and mutual funds, which reflected data as of June 29, 2022. It was noted that SNUG realized a negative 7% return for the prior one-year period, placing it in the fourth (highest) quartile of performance versus both its and mutual fund peers.

Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

MERLYN.AI ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered the third-party peer group analysis that included comparison of the Funds’ anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds.

The Merlyn.AI Best-of-Breed Core Momentum ETF’s total expense ratio for both gross fees was in the third quartile for ETFs and second quartile for mutual funds. The Merlyn.AI Best-of-Breed Core Momentum ETF’s total expense ratio for both net fees was in the fourth (highest) quartile for ETFs and second quartile for mutual funds. The Merlyn.AI Best-of-Breed Core Momentum ETF’s management fee was in the fourth (highest) quartile for ETFs and second quartile for mutual funds.

The Merlyn.AI SectorSurfer Momentum ETF’s total expense ratio for both gross and net fees were in the third and fourth (highest) quartiles, respectively, for ETFs. The Merlyn.AI SectorSurfer Momentum ETF’s total expense ratio for gross and net fees were both in the second quartile for mutual funds. The Merlyn.AI SectorSurfer Momentum ETF’s management fee was in the fourth (highest) quartile for ETFs and the third quartile for mutual funds.

The Merlyn.AI Bull-Rider Bear-Fighter ETF’s total expense ratio (for both gross and net fees) were in the fourth (highest) quartile for ETFs. The Merlyn.AI Bull-Rider Bear-Fighter ETF’s total expense ratio for gross and net fees was in the first (lowest) and second quartiles, respectively, for mutual funds. The Merlyn.AI Bull-Rider Bear-Fighter ETF’s management fee was in the fourth (highest) quartile for ETFs and second quartile for mutual funds.

The Merlyn.AI Tactical Growth and Income ETF’s total expense ratio (for both gross and net fees) were in the fourth (highest) quartile for ETFs and first (lowest) quartile for mutual funds. The Merlyn.AI Tactical Growth and Income ETF’s management fee was in the fourth (highest) quartile for ETFs and second quartile for mutual funds.

The Board determined that the Funds’ proposed fee levels were reasonable.

Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for the Fund does not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

MERLYN.AI ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://www.merlynetfs.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://www.merlynetfs.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://www.merlynetfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310,

Leawood, Kansas 66211

Merlyn.AI Bull-Rider Bear-Fighter ETF

Symbol – WIZ

CUSIP – 02072L706

Merlyn.AI Tactical Growth and Income ETF

Symbol – SNUG

CUSIP – 02072L805

Merlyn.AI SectorSurfer Momentum ETF

Symbol – DUDE

CUSIP – 02072L862

Merlyn.AI Best-of-Breed Core Momentum ETF

Symbol – BOB

CUSIP – 02072L888

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Merlyn.AI Bull-Rider Bear-Fighter ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Merlyn.AI Tactical Growth and Income ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Merlyn.AI SectorSurfer Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Merlyn.AI Best-of-Breed Core Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Merlyn.AI Tactical Growth and Income ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Merlyn.AI SectorSurfer Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Merlyn.AI Best-of-Breed Core Momentum ETF

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following tables indicate the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Merlyn.AI Tactical Growth and Income ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Merlyn.AI SectorSurfer Momentum ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Merlyn.AI Best-of-Breed Core Momentum ETF

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	January 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	January 13, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	January 13, 2023